Long Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Oct. 28, 2012		Oct. 15, 2012	Jan. 29, 2012		Jan. 30, 2011		Aug. 30, 2007
Debt Instrument [Line Items]
Long Term Debt, gross	$ 6,950	[1]		$ 5,462	[1]
Long Term Debt	6,915			5,462	[2]	5,249	[2]
Less current installments	(940)			(82)		(10)
Long-term debt, excluding current installments	5,975			5,380		5,239
Term Loan due August 30, 2012
Debt Instrument [Line Items]
Long Term Debt				73	[2]	74	[2]
Long Term Debt, Interest Rate				1.53%	[3]	1.56%
Term Loan due April 1, 2014
Debt Instrument [Line Items]
Long Term Debt				855	[2]	864	[2]
Long Term Debt, Interest Rate				3.03%	[3]	3.06%
ABL Term Loan due April 1, 2014
Debt Instrument [Line Items]
Long Term Debt				214	[2]	214	[2]
Long Term Debt, Interest Rate				3.56%	[3]	3.53%
12.0% Senior Notes due September 1, 2014
Debt Instrument [Line Items]
Long Term Debt				2,500	[2]	2,500	[2]
Long Term Debt, Interest Rate				12.00%	[3]	12.00%
13.5% Senior Subordinated Notes due 2015
Debt Instrument [Line Items]
Long Term Debt	1,819			1,820	[2]	1,597	[2]
Long Term Debt, Interest Rate	13.50%	[3]	13.50%	13.50%	[3]	13.50%		13.50%
Abl Facility due April 12, 2017
Debt Instrument [Line Items]
Long Term Debt	395
Long Term Debt, Interest Rate	2.21%	[3]
Term Loan due October 12, 2017
Debt Instrument [Line Items]
Long Term Debt	970
Long Term Debt, Interest Rate	7.25%	[3]
8.125% Senior Secured First Priority Notes due 2019
Debt Instrument [Line Items]
Long Term Debt, gross	1,272
Long Term Debt, Interest Rate	8.13%	[3]
11% Senior Secured Second Priority Notes due 2020
Debt Instrument [Line Items]
Long Term Debt	675
Long Term Debt, Interest Rate	11.00%	[3]
11.5% Senior Notes due 2020
Debt Instrument [Line Items]
Long Term Debt	1,000
Long Term Debt, Interest Rate	11.50%	[3]
14.875% Senior Notes due 2020
Debt Instrument [Line Items]
Long Term Debt	$ 784
Long Term Debt, Interest Rate	14.88%	[3]

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets. These amounts do include any related discounts and premiums.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.
[3]	Represents the stated rate of interest, without including the effect of discounts or premiums.